CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Loss before income tax benefit (expense)	$ (65,834)	$ (59,652)	$ (4,907)
Adjustments to reconcile loss before income tax benefit (expense) to net cash provided by operating activities:
Depreciation and amortization	79,435	61,546	21,926
Net loss (gain) on sale of investments and other assets	(1,163)	(397)	165
Net unrealized foreign currency loss (gain)	(188)	93	152
Share-based payment expense	162,873	137,448	75,480
Net unrealized loss on exchange derivative and capped calls	12,414	0	0
Amortization of debt discount and issuance costs	7,478	0	0
Interest income	(9,877)	(4,851)	(2,116)
Interest expense	1,113	0	0
Changes in assets and liabilities:
Trade receivables	(19,635)	(10,208)	(3,487)
Prepaid expenses and other assets	(7,293)	(5,647)	(4,203)
Trade and other payables, provisions and other non-current liabilities	43,477	10,947	11,622
Deferred revenue	104,223	72,604	44,503
Interest received	8,679	6,540	2,839
Income tax paid, net of refunds	(4,246)	(9,042)	(12,432)
Net cash provided by operating activities	311,456	199,381	129,542
Investing activities
Business combinations, net of cash acquired	0	(381,090)	0
Purchases of property and equipment	(30,209)	(15,129)	(34,213)
Purchases of intangible assets	0	(925)	0
Proceeds from sale of other assets	2,775	342	0
Purchases of investments	(347,822)	(423,540)	(569,067)
Proceeds from maturities of investments	206,119	111,403	65,294
Proceeds from sales of investments	123,862	488,672	49,501
Increase in restricted cash	(3,131)	(3,371)	0
Payment of deferred consideration	(3,290)	(935)	(1,025)
Net cash used in investing activities	(51,696)	(224,573)	(489,510)
Financing activities
Proceeds from issuance of ordinary shares upon initial public offering, net of discount and issuance costs	0	0	431,447
Proceeds from exercise of share options	3,995	9,438	6,732
Employee payroll taxes paid related to net share settlement of equity awards	0	0	(5,395)
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs	990,494	0	0
Purchase of capped calls	(87,700)	0	0
Net cash provided by financing activities	906,789	9,438	432,784
Effect of exchange rate changes on cash and cash equivalents	(630)	465	(201)
Net increase (decrease) in cash and cash equivalents	1,165,919	(15,289)	72,615
Cash and cash equivalents at beginning of year	244,420	259,709	187,094
Cash and cash equivalents at end of year	$ 1,410,339	$ 244,420	$ 259,709